Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Entity Registrant Name	EUROSEAS LTD.
Entity Central Index Key	0001341170
Trading Symbol	esea
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false